STATEMENTS OF COMPREHENSIVE LOSS - ADDITIONAL INFORMATION (Schedule of Income and Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
Cost of revenues:
Salaries and benefits	$ 242	$ 873		$ 1,668
Share-based compensation		68		53
Materials and sub-contractors	63	216		572
Depreciation		161		309
Rentals and maintenance		130		233
Other	29	4		10
Total cost of revenues	334	1,452		2,845
Research and development, net:
Salaries and benefits	9,811	9,599		10,205
Share-based compensation	782	960		1,200
Materials and sub-contractors	2,686	1,368	[1]	1,636
Plant growth and greenhouse maintenance	337	342		405
Rentals and office maintenance	428	1,114		1,430
Depreciation	2,742	1,859		1,836
Other	579	709	[1]	437
Participation in respect of government grants	(1,574)	(1,265)		(162)
Research and development expenses	15,791	14,686		16,987
Business development:
Salaries and benefits	907	1,301		1,038
Share-based compensation	442	381		363
Travel	168	163		109
Legal	133	67		37
Other	379	172		139
Business development	2,029	2,084		1,686
General and administrative:
Salaries and benefits	1,922	1,755		1,737
Share-based compensation	354	322		628
Professional fees	1,151	1,075		1,065
Other	338	362		380
General and administrative expenses	3,765	3,514		3,810
Financing income:
Exchange differences	1,432
Interest income	759	1,413		2,125
Change in the fair value of marketable securities	439
Financing income	2,630	1,413		2,125
Financing expenses:
Bank expenses and commissions	52	141		129
Exchange differences	160	660		82
Change in the fair value of marketable securities		1,285		720
Hedging instruments				7
Operating lease liability interest	302
Revaluation of liabilities in respect of government grants	41	120		67
Financial expense	$ 555	$ 2,206		$ 1,005

[1]	Reclassification